J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, NY 10017

September 16, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”) on behalf of the
JPMorgan Mid Cap Value Fund (the “Fund”)
File Nos. 811-08189 and 333-25803

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated July 11, 2016, as supplemented September 7, 2016. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 7, 2016 for the Fund.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase